UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2  Omaha, NE     68130

(Address of principal executive offices)     (Zip code)

James Ash, Gemini Fund Services, LLC

            450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 80.7%
	BEVERAGES - 4.5%
40,000	Green Mountain Coffee Roasters, Inc. *	$ 972,400
11,000	PepsiCo, Inc.	796,730
		1,769,130
	COMMERCIAL SERVICES - 3.3%
23,000	Paychex, Inc.	764,980
50,000	RR Donnelley & Sons Co.	549,000
		1,313,980
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
135,000	Janus Capital Group, Inc.	1,177,200

	ELECTRIC - 2.0%
18,500	American Electric Power Co., Inc.	795,315

	ENTERTAINMENT - 2.0%
64,000	International Game Technology	786,560

	FOOD - 6.0%
23,000	Campbell Soup Co.	808,220
19,000	Kraft Foods, Inc. - Cl. A	789,070
22,000	Unilever PLC	789,360
		2,386,650
	HOME FURNISHINGS - 2.4%
12,500	Whirlpool Corp.	943,250

	HOUSEHOLD PRODUCTS/WARES - 6.3%
81,839	Acme United Corp.	887,953
11,000	Clorox Co.	800,250
9,500	Kimberly-Clark Corp.	794,200
		2,482,403
	INTERNET - 2.1%
170,000	United Online, Inc.	846,600

	MACHINERY - CONSTRUCTION & MINING - 1.9%
13,800	Joy Global, Inc.	736,644

	MEDIA - 1.9%
50,000	Gannett Co., Inc.	763,000

	MINING - 2.6%
29,000	Freeport-McMoRan Copper & Gold, Inc.	1,047,190

	MISCELLANEOUS MANUFACTURER - 2.4%
46,100	General Electric Co.	954,731

	OFFICE/BUSINESS EQUIPMENT - 1.9%
58,000	Pitney Bowes, Inc.	774,880

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Shares		Value

	OIL&GAS - 6.1%
14,000	ConocoPhillips	$ 795,060
10,500	Royal Dutch Shell PLC	734,685
17,500	Total SA	872,550
		2,402,295
	PHARMACEUTICALS - 1.9%
11,500	Johnson & Johnson	775,445

	REITS - 3.6%
35,000	Government Properties Income Trust	790,650
59,294	Monmouth Real Estate Investment Corp.	662,314
		1,452,964
	RETAIL - 6.5%
191,900	Denny's Corp. *	938,391
45,000	Destination Maternity Corp.	825,750
80,000	PetMed Express, Inc.	822,400
		2,586,541
	SOFTWARE - 4.3%
67,300	Electronic Arts, Inc. *	897,109
26,000	Microsoft Corp.	801,320
		1,698,429
	TELECOMMUNICATIONS - 16.0%
260,000	Alaska Communications Systems Group, Inc.	559,000
21,500	AT&T, Inc.	787,760
48,000	Consolidated Communications Holdings, Inc.	781,440
205,000	Nokia OYJ	578,100
29,000	Singapore Telecommunications Ltd.	787,060
75,000	Telular Corp.	717,750
50,100	USA Mobility, Inc.	571,641
27,000	Vodafone Group PLC	780,840
55,000	Warwick Valley Telephone Co.	769,450
		6,333,041

	TOTAL COMMON STOCK (Cost - $30,924,441)	32,026,248

Par Value

	CORPORATE BONDS - 13.1%
	COMMERCIAL SERVICES - 2.1%
$ 400,000	Deluxe Corp., 5.125%, due 10/1/2014	412,000
400,000	RR Donnelley & Sons Co., 8.60%, due 8/15/2016	438,500
		850,500
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
425,000	Ford Motor Credit Co. LLC, 8.70%, due 10/1/2014	481,172
400,000	Jefferies Group, Inc., 8.50%, due 7/15/2019	458,332
		939,504
	FOOD - 1.1%
400,000	Ingles Markets, Inc., 8.875%, due 5/15/2017	432,500

	HOUSEHOLD PRODUCTS/WARES - 1.1%
400,000	American Greetings Corp., 7.375%, due 12/1/2021	438,000

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Par Value		Value

	LEISURE TIME - 1.0%
$ 400,000	Royal Caribbean Cruises Ltd., 7.00%, due 6/15/2013	$ 413,000

	OIL & GAS - 1.2%
425,000	Plains Exploration & Production Co., 6.75%, due 2/1/2022	458,469

	RETAIL - 3.3%
400,000	Gap, Inc., 5.95%, due 4/12/2021	433,000
425,000	JC Penny Corp, Inc., 6.875%, due 10/15/15	429,781
650,000	RadioShack Corp, 6.75%, due 5/15/2019	442,000
		1,304,781
	TELECOMMUNICATIONS - 0.9%
325,000	ITC Deltacom, Inc., 10.50%, due 4/1/2016	350,188

	TOTAL CORPORATE BONDS (Cost - $5,077,262)	5,186,942

Shares	SHORT-TERM INVESTMENTS - 6.1%
	MONEY MARKET FUND - 6.1%
2,412,881	HighMark 100% US Treasury Money Market Fund, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,412,881)	2,412,881

	TOTAL INVESTMENTS - 99.9% (Cost - $38,414,584)(a)	$ 39,626,071
	OTHER ASSETS IN EXCESS of LIABILITIES - 0.1%	41,999
	NET ASSETS - 100.0%	$ 39,668,070

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on August 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	2,657,555
	Unrealized depreciation:	(1,446,068)
	Net unrealized appreciation:	1,211,487

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 32,026,248	$ -	$ -	$ 32,026,248
Corporate Bonds	-	5,186,942	-	5,186,942
Money Market Funds	2,412,881	-	-	2,412,881
Total	$ 34,439,129	$ 5,186,942	$ -	$ 39,626,071

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    10/23/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/23/12